Non-Current Liability (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2013	Jun. 30, 2013
Non-Current Liability [Abstract]
Summary of Non-current liability
	12/31/2013	6/30/2013
Shareholders loans	$44,731	$45,665
	$44,731	$45,665

	6/30/2013	6/30/2012
Shareholders loans	$45,665	$218,574
	$45,665	$218,574